CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Thousands	Attributable to equity holders of the Company	Share capital	Share premium	Treasury shares	Contributed surplus	Capital reserve	Hedging reserve	Share-based payment reserve	Currency translation reserve	Other reserves	Retained earnings	Non-controlling interests	Total
Balance at period beginning at Dec. 31, 2023	$ 1,469,713	$ 1,400	$ 285,853	$ (56,438)	$ 685,913	$ (36,259)	$ (27,542)	$ 3,905	$ 419	$ 2,983	$ 609,479	$ 116,447	$ 1,586,160
Profit after tax	354,296										354,296	40,572	394,868
Other comprehensive (loss)/income for the financial period	33,501						41,377		(846)	(7,030)		(176)	33,325
Total comprehensive (loss)/income for the financial period	387,797						41,377		(846)	(7,030)	354,296	40,396	428,193
Effects of re-domiciliation		285,853	(285,853)		(685,913)	685,913
Share-based payment reserve - Value of employee services	2,016							2,016					2,016
Share capital reduction of subsidiary												(4,500)	(4,500)
Purchases of treasury shares	(100)			(100)									(100)
Sale of treasury shares	1,091			1,091									1,091
Issue of new shares	332,615	332,615											332,615
Share options exercised	575			7,060				(3,342)			(3,143)		575
Dividend paid	(388,461)										(388,461)	(21,657)	(410,118)
Changes in interest in NCI	(215)										(215)	1,777	1,562
Transfer to tonnage tax reserve										6,162	(6,162)
Total transactions with owners, recognised directly in equity	(52,479)	618,468	$ (285,853)	8,051	$ (685,913)	685,913		(1,326)		6,162	(397,981)	(24,380)	(76,859)
Balance at period end at Dec. 31, 2024	1,805,031	619,868		(48,387)		649,654	13,835	2,579	(427)	2,115	565,794	132,463	1,937,494
Profit after tax	81,010										81,010	29,005	110,015
Other comprehensive (loss)/income for the financial period	(12,650)						(7,803)		1,045	(5,892)		236	(12,414)
Total comprehensive (loss)/income for the financial period	68,360						(7,803)		1,045	(5,892)	81,010	29,241	97,601
Share-based payment reserve - Value of employee services	938							938					938
Share capital reduction of subsidiary												(4,965)	(4,965)
Purchases of treasury shares	(2,739)			(2,739)									(2,739)
Share options exercised	524			754				(395)			165		524
Dividend paid	(106,022)										(106,022)	(11,185)	(117,207)
Others									27		(27)
Total transactions with owners, recognised directly in equity	(107,299)			(1,985)				543	27		(105,884)	(16,150)	(123,449)
Balance at period end at Jun. 30, 2025	$ 1,766,092	$ 619,868		$ (50,372)		$ 649,654	$ 6,032	$ 3,122	$ 645	$ (3,777)	$ 540,920	$ 145,554	$ 1,911,646